Asset Impairments, Loss on Sale of Vessels, Equipment and Other Operating Assets and Write-Down of Equity Investment - Write-Down of Equity Investment (Details) - USD ($)
$ / shares in Units, shares in Millions, $ in Millions
		9 Months Ended
	May 31, 2017	Sep. 30, 2017
Tanker Investments Limited
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest		8.20%
Tanker Investments Limited
Schedule of Equity Method Investments [Line Items]
Impairment		$ 48.6
Tanker Investments Limited | Common Stock
Schedule of Equity Method Investments [Line Items]
Number of shares owned (in shares)		2.5
Teekay Tankers | Tanker Investments Limited
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest		11.30%
Teekay Tankers | Tanker Investments Limited
Schedule of Equity Method Investments [Line Items]
Purchase of common stock (in shares)	27.0
Teekay Tankers | Tanker Investments Limited | Common Stock
Schedule of Equity Method Investments [Line Items]
Number of shares purchased (USD per share)	$ 3.3
Number of shares owned (in shares)		3.4